Net Loss Per Share (Schedule of Earnings Per Share, Basic and Diluted) (Details) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to stockholders	$ (10,806,000)	$ (11,887,000)	$ (5,030,000)	$ (4,398,000)	$ (1,530,000)	$ (496,000)	$ (82,000)	$ (16,000)	$ 0	$ (32,121,000)	$ (2,124,000)
Basic and diluted weighted average common shares outstanding	176,337,952	134,186,453	63,852,013	17,299,553	6,270,579	685,340	20,000	20,000	20,000	98,277,041	1,763,190
Net loss per share attributable to stockholders, basic and diluted, in dollars per share	$ (0.06)	$ (0.09)	$ (0.08)	$ (0.25)	$ (0.24)	$ (0.72)	$ (4.10)	$ (0.80)		$ (0.33)	$ (1.20)
Antidilutive securities excluded from computation of earnings per share									0	936,078	6,000
Restricted Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures									$ 0	$ 17,400	$ 6,000
OP Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share									0	773,656	0
Class B Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share									0	145,022	0